Tax Expense - Schedule of Tax Expense (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2023 MYR (RM)
Income tax
Current year provision	RM 19,734		RM 257,571	RM 131,368
Under/(over) provision in prior year	15,941		33,408	(6,010,761)
Income tax	35,675		290,979	(5,879,393)
Deferred tax (Note 12)
Relating to origination and reversal of temporary differences	337,478		(7,569,432)	258,230
Overprovision in prior year	(1,107,706)		(3,542,190)	(23,058)
Deferred tax	(770,228)		(11,111,622)	235,172
Income tax deferred tax	RM (734,553)	$ (174,271)	RM (10,820,643)	RM (5,644,221)